Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit after tax	£ 1,596	£ 1,423	£ 1,405
Movement in fair value reserve (debt instruments):
- Change in fair value	89	(278)	(111)
- Income statement transfers	(105)	247	110
- Taxation	5	11	(2)
Other comprehensive income, fair value reserve (debt instruments)	(11)	(20)	(3)
Cash flow hedges:
- Effective portion of changes in fair value	(147)	436	(875)
- Income statement transfers	1,231	(2,130)	357
- Taxation	(302)	468	142
Other comprehensive income, cash flow hedges, total	782	(1,226)	(376)
Net other comprehensive income/(expense) that may be reclassified to profit or loss subsequently	771	(1,246)	(379)
Pension remeasurement:
- Change in fair value	(598)	(723)	1,263
- Taxation	167	267	(419)
- Pension remeasurement	(431)	(456)	844
Own credit adjustment:
- Change in fair value	(15)	29	0
- Taxation	4	(9)	0
Own credit adjustment, total	(11)	20	0
Net other comprehensive (expense)/income that will not be reclassified to profit or loss subsequently	(442)	(436)	844
Total other comprehensive income/(expense) net of tax	329	(1,682)	465
Total comprehensive income/(expense)	1,925	(259)	1,870
Attributable to:
Equity holders of the parent	1,925	(276)	1,834
Non-controlling interests	0	17	36
Total comprehensive income/(expense)	£ 1,925	£ (259)	£ 1,870